Net (Loss) Gain on Disposal of Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
NET (LOSS) GAIN ON DISPOSAL OF OPERATIONS

6.	NET (LOSS) GAIN ON DISPOSAL OF OPERATIONS

A loss on disposal of $3 million is recorded in the consolidated statements of operations for the year ended December 31, 2012. This principally relates to the termination of a joint venture arrangement in India.
A gain on disposal of $4 million is recorded in the consolidated statements of operations for the year ended December 31, 2011 following conclusion of the accounting for the Gras Savoye December 2009 leveraged transaction — see Note 15 — 'Investments in Associates'.
A loss on disposal of $2 million is recorded in the consolidated statements of operations for the year ended December 31, 2010.